Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Millions	Sep. 30, 2017 USD ($)
Charters-in – operating leases
Remainder of 2017	$ 18.0
2018	57.4
2019	56.1
2020	52.0
2021	44.9
Charters-in – Leases
Remainder of 2017	66.8
2018	212.6
2019	191.9
2020	187.2
2021	171.4
Charters-out – operating leases
Remainder of 2017	146.9
2018	469.8
2019	392.6
2020	350.5
2021	289.3
Charters-out – direct financing leases
Remainder of 2017	15.1
2018	45.9
2019	39.1
2020	39.2
2021	39.1
Charters-out – leases
Remainder of 2017	162.0
2018	515.7
2019	431.7
2020	389.7
2021	328.4
Teekay LNG
Charters-in – capital leases
Remainder of 2017	44.7
2018	138.9
2019	119.5
2020	118.9
2021	110.2
Teekay Tankers
Charters-in – capital leases
Remainder of 2017	4.1
2018	16.3
2019	16.3
2020	16.3
2021	$ 16.3